Revenue Recognition and Deferred Revenue - Summary of Present Revenue Disaggregated by Primary Geographical Regions and Product Channels (Details) - Mann- India Technologies Private Limited [Member] - USD ($)
	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 315,093	$ 220,217	$ 1,055,347	$ 1,451,502
Latin America [Member]
Revenue	288,478	17,151	778,087	1,093,182
United Arab Emirates [Member]
Revenue	16,760	17,672	92,217	53,196
Africa [Member]
Revenue		8,528	44,506
United States [Member]
Revenue	960	38,180	32,673	106,937
Europe [Member]
Revenue		7,143	14,665
China [Member]
Revenue			1,295
India [Member]
Revenue	$ 8,895	$ 131,543	$ 91,904	$ 198,187